ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of December 31, 2020 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited)

	Industry	Acquisition Date	Shares	Fair Value
Common Stocks (2.34%)
Asia - Pacific (0.03%)
APA Group	Utilities	02/11/16	264,773	$1,969,437
Total Asia - Pacific (0.03%)				1,969,437
North America (1.05%)
American Tower Corp.	Communication	05/29/20	15,397	3,453,547
American Water Works Co., Inc.	Utilities	02/10/16	45,436	6,968,974
Ares Capital Corp.	Diversified Financial Services	02/10/16	284,324	4,802,232
Ares Management Corp.	Diversified Financial Services	06/28/19	60,481	2,846,236
Atmos Energy Corp.	Utilities	02/10/16	63,856	6,091,863
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	42,020	2,723,316
Canadian National Railway Co.	Transportation	05/14/19	39,645	4,346,753
CMS Energy Corp.	Utilities	11/01/19	45,505	2,775,805
Crown Castle International Corp.	Communication	02/10/16	28,327	4,507,676
Datadog, Inc.	Software	12/10/20	7,542	742,284
Enbridge, Inc.	Utilities	02/10/16	66,020	2,107,618
Equinix Inc	Diversified Financial Services	07/31/20	3,067	2,188,427
Fortis Inc.	Utilities	12/18/17	67,200	2,737,656
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	113,782	3,013,152
JFrog Ltd.	Software	12/01/20	2,039	128,110
KKR & Co., Inc.	Diversified Financial Services	02/10/16	73,162	2,963,061
Mersana Therapeutics, Inc.	Health Care	09/14/20	3,785	100,454
ONE Gas Inc	Utilities	09/04/20	12,615	969,084
Onex Corporation	Diversified Financial Services	02/10/16	33,680	1,928,853
Republic Services Inc.	Commercial & Professional Services	08/28/17	52,023	5,009,295
Solar Capital Ltd	Diversified Financial Services	08/28/17	218,969	3,840,716
TC Energy Corp.	Utilities	11/01/19	45,416	1,843,426
Union Pacific Corp.	Transportation	06/24/16	17,379	3,614,658
Waste Management Inc	Utilities	07/02/20	12,070	1,423,294
Total North America (1.05%)				71,126,490
Western Europe (1.26%)
3i Group Plc	Diversified Financial Services	10/01/20	157,972	2,498,589
Ackermans & van Haaren N.V.	Industrial Services	06/28/19	6,427	967,124
Aena SA	Transportation	12/21/18	34,249	5,954,024
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,500,000	5,930,392
Cellnex Telecom SA	Communication	05/15/19	83,797	5,035,649
EQT AB	Diversified Financial Services	04/06/20	71,206	1,828,284
Gimv N.V.	Diversified Financial Services	02/10/16	70,311	4,300,925
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,147	1,430,744
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,616,147	6,713,486
HICL Infrastructure Co Ltd	Diversified Financial Services	03/24/16	2,682,763	6,349,271
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	160,478	2,087,594
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	2,320,661
Investor AB	Diversified Financial Services	08/28/17	46,617	3,420,469
Italgas SpA	Utilities	05/29/20	474,524	3,010,063
Kinnevik AB	Diversified Financial Services	04/06/20	74,182	3,770,989
National Grid PLC	Utilities	02/10/16	378,176	4,469,961
NB Private Equity Partners Ltd	Diversified Financial Services	11/06/19	137,871	2,166,529
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	111,987	3,795,010
Sofina SA	Diversified Financial Services	01/10/18	8,735	2,949,447
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	663,107	5,070,283
Veolia Environnement SA	Utilities	08/28/17	80,052	1,958,713

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Public Investments (continued)
Common Stocks (continued) Western Europe (continued)	Industry	Acquisition Date	Shares	Fair Value
Vinci SA	Transportation	02/10/16	69,765	$6,944,118
Wendel SA	Diversified Financial Services	12/21/18	17,272	2,069,739
Total Western Europe (1.26%)				85,042,064

Total Common Stocks (Cost $125,226,964)(2.34%)				$158,137,991

Private Equity Investments (93.18%)
Direct Investments * (70.29%) Direct Equity (56.74%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (4.42%)
AAVAS Financiers Limited +, a, b, c	Common equity	06/23/16	4,932,728	$103,930,537
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	24,133,046
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	5,570,125
Continuity CNC Capital Ltd. +, a, d	Member interest	03/03/18	—	27,901,822
HT Global Co-Investment, L.P.2 +, a, d	Limited partnership interest	12/31/20	—	30,790,571
Huntress Co-Investment L.P., 1 +, a, b, d	Limited partnership interest	04/08/16	—	42,645,941
Kowloon Co-Investment, L.P. +, a, d	Limited partnership interest	11/04/15	—	4,409,106
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	13,186,543	26,123,534
Murra Warra II Asset Hold Trust +, a, b	Common equity	07/30/20	5,402,025	1,748,895
Murra Warra II Project Hold Trust +, a, b	Common equity	07/30/20	10	437,224
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	6,530,880
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, d	Limited partnership interest	12/30/16	—	2,063,995
TPG Upswing Co-Invest, L.P. +, a, d	Limited partnership interest	01/10/19	—	23,363,040
Total Asia - Pacific (4.42%)				299,648,716
North America (29.12%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	78,000,000	101,843,000
Acrisure Investment Holdings, LLC +, a, d	Member interest	11/21/16	—	5,827,958
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	18,862,111
AP VIII Prime Security Services Holdings, L.P. +, a, d	Limited partnership interest	05/02/16	—	12,319,424
Apollo Co-Investors (MHE), L.P. +, a, d	Limited partnership interest	05/21/13	—	1,566,277
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	2,837,264
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,621	17,341,874
Astorg VII Co-Invest ERT +, a, d	Limited partnership interest	01/31/20	—	41,685,690
BCPE Hercules Holdings, LP +, a, d	Limited partnership interest	07/30/18	—	30,464,653
BI Gen Holdings, Inc. +, a	Common equity	09/05/18	14,561	187,024
Burger Bossco Holdings, Inc. +, a	Preferred equity	12/31/20	300	1
Burger Bossco Holdings, Inc. +, a	Common equity	08/21/19	145	3
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	5,685,344
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	23,302,966
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	82,075
CD&R [Mercury] Co-Investor, L.P. +, a, d, e	Limited partnership interest	10/14/20	—	122,578,028
Confluent Health, LLC +, a, b	Common equity	05/30/19	27,260	37,785,101
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	3,073,350
Desserts LLC +, a	Preferred equity	02/08/16	7,989	15,116,363
ECP Parent, LLC +, a, b, e	Common equity	02/18/20	100,000,000	108,026,879
Elgin Co-Investment, L.P.2 +, a, d	Limited partnership interest	11/28/16	—	44,205,297
EnfraGen LLC +, a, b, c	Common equity	09/17/19	37,786	51,822,327
EQT Infrastructure IV Co-Investment (B) SCSp +, a, d	Limited partnership interest	03/09/20	—	114,699,968
EQT VIII Co-Investment (C) SCSp +, a, d	Limited partnership interest	01/28/19	—	49,830,823

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
EXW Coinvest L.P. +, a, d	Limited partnership interest	06/22/16	—	$67,635,540
Gemini Global Holdings Investor, LLC +, a, d	Member interest	06/17/11	—	6,948,291
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	205,583,342
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	163,958
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	366	1
KENE Holdings, L.P. +, a, d	Limited partnership interest	08/08/19	—	239,031
KKR Enterprise Co-Invest AIV A L.P. +, a, d	Limited partnership interest	07/31/20	—	1,108,802
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/09/18	9,684	1
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	336,113
LT Co-Borrower, LLC +, a, d	Member interest	06/24/20	—	2,792,300
LTF Holdings, Inc. +, a	Common equity	01/06/20	3,132,000	55,812,632
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	342	379,362
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	33,900	206,057
MHS Blocker Purchaser L.P. +, a, b, d	Limited partnership interest	03/10/17	—	45,264,153
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	5,898,515
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,188,748
NTS Holding Corporation, Inc. +, a	Preferred equity	04/21/17	70	473,334
OHCP IV SF COI, L.P. +, a, b, d	Limited partnership interest	01/31/18	—	28,579,559
OMNIA Coinvest LP +, a, d	Limited partnership interest	10/23/20	—	15,296,399
Onecall Holdings, L.P. +, a, b, d	Limited partnership interest	11/29/17	—	129,116,911
Onex Fox, L.P. +, a, [d]	Limited partnership interest	04/25/19	—	56,431,100
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	48,170,798
Polaris Investment Holdings, L.P +, a, c, d	Limited partnership interest	06/07/16	—	16,852,167
Safari Co-Investment L.P. +, a, d	Limited partnership interest	03/14/18	—	7,815,615
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,153	1,555,820
Shingle Coinvest LP +, a, d	Limited partnership interest	05/29/18	—	100,123,449
SIH RP HoldCo LP +, a	Common equity	09/10/19	5,995,126	53,733,423
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, d	Limited partnership interest	05/14/12	—	54,508
SLP West Holdings Co-Invest Feeder II, L.P. +, a, d	Limited partnership interest	08/18/17	—	33,309,820
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	68,366,909
SnackTime PG Holdings, Inc. +, a, b, d	Member interest	05/23/18	—	17,676,936
TA Buckeye Parent, LLC +, a	Common equity	06/28/19	21,985,058	145,296,587
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	7,015,507
Velocity Holdings Corp. +, a	Common equity	08/06/12	3,749,777	8,013,028
Vistria Catapult Holdings, LLC +, a	Preferred equity	09/30/19	19,140	28,496,694
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,441,200
Total North America (29.12%)				1,971,520,410
Rest of World (2.26%)
Carlyle Retail Turkey Partners, L.P. +, a, d	Limited partnership interest	07/11/13	—	4,764,623
Heket Holdings S.à.r.l. +, a	Preferred equity	09/25/19	11,988,920	22,045,841
Heket Holdings S.à.r.l. +, a	Common equity	09/25/19	271,743	126,050,779
Total Rest of World (2.26%)				152,861,243
South America (0.29%)
Centauro Co-Investment Fund, L.P. +, a, d	Limited partnership interest	11/28/13	—	13,430,547
GTS II Cayman Corporation +, a, c	Common equity	07/24/13	2,824	6,100,079
Total South America (0.29%)				19,530,626
Western Europe (20.65%)
Aston Lux Acquisitions S.à.r.l +, a, d	Limited partnership interest	11/28/19	—	3,933,231
Astorg Co-Invest SGG, FCPI +, a, b, d	Limited partnership interest	02/10/16	—	81,568,118
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	125,822,909
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	45,103,533
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,288,607	209,104,957
Ceramtec Co-Investment (1) L.P. +, a, d	Limited partnership interest	02/20/18	—	36,599,347

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	$31,589,733
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	77,464,594
EQT Jaguar Co-Investment SCSp +, a, b, d	Limited partnership interest	11/30/18	—	79,919,595
EQT VIII Co-Investment (D) SCSp +, a, d	Limited partnership interest	10/01/19	—	121,927,333
Eurodrip Co-Investment Fund I, L.P. +, a, d	Limited partnership interest	03/18/13	—	8,171,650
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	3,204,026
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	26,878,134
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,520	1,269,710
Global Blue Holding LP +, a, c, d	Limited partnership interest	07/31/12	—	20,434,334
Kaffee Partner Holding GmbH +, a, d	Member interest	11/01/17	—	1,257,756
Kaffee Partner Holding GmbH +, a	Common equity	11/01/17	1,237	1
KKR Matterhorn Co-Invest L.P. +, a, d	Limited partnership interest	11/02/12	—	2,888,467
KKR Traviata Co-invest L.P. +, a, d	Limited partnership interest	12/18/19	—	105,014,414
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,481	55,442,255
Luxembourg Investment Company 261 S.à.r.l. +, a, d	Member interest	07/31/18	—	58,749,615
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	21,478,770
Luxembourg Investment Company 285 S.à.r.l. +, a, b, d	Member interest	08/22/19	—	20,408,024
Luxembourg Investment Company 285 S.à.r.l. +, a, b, e	Common equity	08/22/19	6,999,953	22,091,564
Luxembourg Investment Company 293 S.à.r.l. +, a, b	Common equity	06/26/19	9,789,622	31,024,897
Luxembourg Investment Company 293 S.à.r.l. +, a, b, d	Member interest	06/26/19	—	5,623,519
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
May Co-Investment S.C.A. +, a, b	Common equity	11/09/20	1,059,375	13,442,500
PG Lion Management Warehouse S.C.S +, a, b, d	Limited partnership interest	08/22/19	—	1,854,284
Polyusus Lux XVI S.a.r.l. +, a, b	Common equity	05/23/18	44,442,345	—
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	244,659,996	21,787,031
Quadriga Capital IV Investment Holding II L.P. +, a, b, d	Limited partnership interest	09/09/16	—	47,226,054
Root JVCo S.à r.l +, a, b	Preferred equity	09/29/20	6,285,440	23,213,712
Root JVCo S.à r.l. +, a, b, d	Member interest	09/29/20	—	38,681,783
Root JVCo S.à r.l. +, a, b	Common equity	09/29/20	1,957,760	857,953
S.TOUS, S.L +, a	Common equity	10/06/15	622	18,374,082
Surfaces SLP (SCSp) +, a, b, d, e	Limited partnership interest	10/01/20	—	36,269,923
Total Western Europe (20.65%)				1,398,677,809
Total Direct Equity (56.74%)				$3,842,238,804

Direct Debt (13.55%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (1.12%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,857,277	$6,807,628
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)†††	12/20/16	12/20/24	Second Lien	12,811,375	13,146,480
Healing Quest +, a, e	PIK 14.50%	01/31/18	01/31/23	Mezzanine	7,301,838	8,479,020
Snacking Investments BidCo Pty Limited +, a	Cash 8.50% + BBSY (1.00% Floor)†	12/23/19	12/17/27	Second Lien	32,942,073	41,044,925
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	1,290,250	1,291,863
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,778,508	4,826,342
Total Asia - Pacific (1.12%)						75,596,258
North America (8.75%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	$1,470,000	$1,470,397
Acrisure LLC +, a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	1,091,750	1,074,238
Affordable Care Holding Corp. +, a	Cash 9.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	17,063,327	17,653,479

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
AI Alpine AT BidCo GmBH +, a	Cash 3.50% + E###	11/30/18	10/31/25	Senior	$1,415,436	$1,485,499
Aldevron, L.L.C. +, a	Cash 4.25% + L (1.00% Floor)^	12/12/19	10/12/26	Senior	1,191,000	1,196,955
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^^	06/03/19	05/09/25	Senior	1,280,500	1,261,734
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	999,254	1,000,503
Applovin Corporation +, a	Cash 4.00% + L^^	04/29/20	08/15/25	Senior	1,786,500	1,787,626
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/23	Second Lien	68,681,600	69,100,558
AthenaHealth, Inc. +, a	Cash 4.50% + L^^	03/13/19	02/11/26	Senior	2,456,250	2,459,320
Avantor, Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	3,761,951	3,985,723
Banff Merger Sub Inc. +, a	Cash 4.25% + L^	10/18/18	10/02/25	Senior	1,372,000	1,369,098
Barracuda Networks, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/06/20	10/22/28	Second Lien	1,000,000	1,012,500
Berry Global, Inc. +, a	Cash 2.00% + L^^	08/05/19	07/01/26	Senior	2,462,500	2,454,977
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	20,750,000
Blackhawk Network Holdings, Inc +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	982,368	958,884
Bracket Intermediate Holding Corp. +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,466,250	1,451,588
Bracket Intermediate Holding Corp.+, a	Cash 8.13% + L (1.00% Floor)^^	09/05/18	08/31/26	Second Lien	1,950,000	1,969,500
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,818,982	5,765,568
Brookfield WEC Holdings, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	994,774	993,709
Campaign Monitor (UK) Limited +, a	Cash 8.50% + L (1.00% Floor)^^	05/06/19	05/06/25	Second Lien	1,650,000	1,572,780
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	8,191,138	7,904,448
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,075,120	2,409,168
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	08/06/14	07/01/22	Second Lien	10,195,722	1
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	980,000	919,240
Charter NEX US, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/31/19	12/01/27	Senior	1,463,811	1,473,143
Chase Industries, Inc. +, a	PIK 11.00%	05/11/18	05/11/26	Second Lien	1,137,620	3
Chase Industries, Inc. +, a	PIK 10.00%	05/29/20	11/11/25	1.5 Lien	1,059,167	662,932
Checkers Holdings, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	154,400	127,702
Checkers Holdings, Inc. +, a	PIK 10.00% + L (1.00% Floor)^	04/25/17	04/25/25	Second Lien	272,978	218,382
CIBT Global, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	432,320	320,637
Clarity Telecom, LLC +, a	Cash 8.25% + L (1.00% Floor)^	09/12/19	08/30/27	Second Lien	2,025,000	2,044,643
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	987,500	982,972
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	475,462	479,028
Conservice Midco, LLC, +, a	Cash 4.25% + L^^	05/07/20	05/13/27	Senior	1,695,750	1,699,989
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.50% + L^	06/06/19	04/30/26	Senior	1,674,500	1,671,176
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,947,500	2,792,756
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	28,875,000	28,535,520
Covenant Surgical Partners, Inc. +, a	Cash 4.00% + L^	11/01/19	07/01/26	Senior	1,234,453	1,212,850
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	1,967,462	2,915,519
DCert Buyer, Inc. +, a	Cash 4.00% + L^^	10/24/19	10/16/26	Senior	1,488,750	1,489,680
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + L (1.00% Floor)^^	03/05/20	04/09/27	Senior	995,000	1,000,517
Dell International L.L.C. +, a	Cash 2.00% + L (0.75% Floor)^^	10/15/19	09/19/25	Senior	1,333,767	1,336,267
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,986,070
Delta Topco, Inc. +, a, e	Cash 3.75% + L (0.75% Floor)^^	10/07/20	12/01/27	Senior	2,100,000	2,103,066
Dentalcorp Perfect Smile ULC +, a	Cash 3.75% + L (1.00% Floor)^	04/04/19	06/06/25	Senior	1,763,819	1,738,103
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 6.75% + L (0.75% Floor)^	03/01/18	02/02/26	Second Lien	2,100,000	2,037,000
Diamond Sports Group, LLC +, a	Cash 3.25% + L^	09/18/19	08/24/26	Senior	987,500	878,381
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^^	04/29/16	05/31/24	Senior	22,374,147	28,627,791

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^	01/19/18	04/14/22	Senior	$7,516,506	$1,206,069
Edgewood Partners Holdings, LLC +, a	Cash 4.25% + L (1.00% Floor)^	12/23/20	09/08/24	Senior	910,110	910,110
Energizer Holdings, Inc. +, a, e	Cash 2.25% + L (0.50% Floor)^^	12/16/20	12/22/27	Senior	1,000,000	1,001,880
Envision Healthcare Corporation +, a, e	Cash 4.50% + L (1.00% Floor)^^	04/27/20	10/10/25	Senior	35,902,434	30,136,245
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	2,940,000	3,291,058
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	22,645,000	22,226,067
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,955,000	2,770,313
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	977,463	967,757
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^	02/07/18	01/31/25	Senior	481,870	439,455
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	1,969,773	1,910,680
Gentiva Health Services, Inc. +, a	Cash 3.25% + L^^	09/18/18	07/02/25	Senior	1,326,546	1,686,995
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,205,924	1,208,921
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	07/25/17	06/22/24	Senior	976,823	962,981
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	974,508	960,699
Global Medical Response, Inc. +, a, e	Cash 4.75% + L (1.00% Floor)^^	12/11/20	10/02/25	Senior	1,000,000	995,630
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	03/02/18	02/03/25	Senior	3,042,633	3,035,765
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,290,000	3,387,448
Heartland Dental, LLC +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	2,863,196	2,858,863
Hexion Inc. +, a	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	1,379,000	1,373,401
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,853	818,386
Huntsman Holdings, LLC +, a	Cash 5.00% + L (0.75% Floor)^	12/17/18	09/25/24	Senior	1,270,455	1,276,584
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	982,321	960,651
Hyland Software, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	07/01/24	Senior	997,449	1,001,189
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	12/17/18	06/27/24	Senior	1,270,387	1,270,393
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	08/08/19	08/08/26	Second Lien	1,462,500	1,438,369
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,342,830	1,284,081
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	3,212,308	2,790,853
LogMeIn, Inc. +, a	Cash 4.75% + L^^	09/03/20	08/31/27	Senior	3,000,000	2,996,265
LogMeIn, Inc. +, a	Cash 9.00% + L^	09/11/20	08/31/28	Second Lien	17,925,000	17,396,213
Loire UK Midco 3 Limited +, a	Cash 3.50% + L^^^	01/24/20	04/21/27	Senior	1,393,009	1,375,596
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	977,500	951,753
Mavis Tire Express Services Corp +, a	Cash 4.00% + L (1.00% Floor)^^	12/07/20	03/20/25	Senior	1,000,000	1,008,125
McAfee, LLC +, a	Cash 3.75% + L^^	07/19/19	09/30/24	Senior	442,615	443,253
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	3,012,241	3,029,723
MediaOcean, LLC +, a	Cash 3.75% + L^	09/10/20	08/18/25	Senior	1,293,484	1,290,793
Messer Industries USA, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,379,000	1,370,905
Ministry Brands, LLC +, a	Cash 4.00% + L (1.00% Floor)^	04/11/17	12/02/22	Senior	1,263,726	1,241,865
Mirion Technologies, Inc. +, a	Cash 4.00% + L^^	12/22/20	03/06/26	Senior	997,462	998,400
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	11/29/24	Senior	5,194,840	5,159,518
MLN US HoldCo LLC +, a	Cash 4.50% + L^	12/07/18	11/30/25	Senior	1,078,000	982,807
National Mentor Holdings, Inc. +, a, e	Cash 4.25% + L^^	11/13/20	03/09/26	Senior	997,462	997,881
National Spine & Pain Centers, LLC +, a	Cash 5.25% + L (1.00% Floor)^	06/30/17	06/02/24	Senior	537,043	486,381
Navicure, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	09/29/20	10/22/26	Senior	997,500	998,797
Navicure, Inc. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	1,389,500	1,389,507
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	2,256,139	2,258,959
Nexstar Broadcasting +, a	Cash 2.75% + L^	10/02/19	09/21/26	Senior	1,294,119	1,288,218
Northwest Fiber, LLC +, a	Cash 5.50% + L^^	05/21/20	04/30/27	Senior	995,000	999,353
NSM Top Holdings Corp. +, a	Cash 5.25% + L^^	11/26/19	11/16/26	Senior	1,485,001	1,470,151

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	$2,265,366	$2,248,376
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	1,365,234	1,370,354
PAI Holdco, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,200,000	1,203,756
Panther BF Aggregator 2 LP +, a	Cash 3.50% + L^	05/14/19	04/30/26	Senior	1,163,571	1,161,873
Peak 10 Holding Corporation +, a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	1,964,467	1,763,512
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	2,400,000	2,388,000
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,693,245	3,631,786
Peraton Corp. +, a	Cash 5.25% + L (1.00% Floor)^	06/09/17	04/29/24	Senior	579,043	580,448
Perforce Software, Inc. +, a	Cash 3.75% + L^^	07/22/19	07/01/26	Senior	1,678,793	1,650,463
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,426,165	8,705,652
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,175,940	1,164,186
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,990,000	2,016,865
Plano Molding Company, LLC +, a	Cash 7.50% + L (1.00% Floor)^^	05/12/15	05/12/21	Senior	4,540,568	3,619,970
Plano Synergy Holding Inc +, a	Cash 7.50% + L (1.00% Floor)^^; PIK 1.50%	08/07/20	05/12/22	Senior	340,341	339,864
Pluto Acquisition I, Inc. +, a	Cash 5.00% + L^^	08/16/19	06/22/26	Senior	1,477,500	1,475,653
Potters Industries, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	1,000,000	1,002,500
Pre-Paid Legal Services, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	09/11/20	05/01/25	Senior	399,000	400,995
Pre-Paid Legal Services, Inc. +, a	Cash 3.25% + L^	05/07/19	05/01/25	Senior	1,445,250	1,431,520
Pregis TopCo LLC +, a	Cash 4.25% + L (0.75% Floor)^^	12/23/20	07/31/26	Senior	1,000,000	996,250
Pretium PKG Holdings, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	11/12/20	11/05/27	Senior	1,000,000	1,001,250
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,099,569
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,777,500	1,763,618
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	13,604,350	12,048,784
ProVation Software Group, Inc. +, a	Cash 7.75% + L (0.75% Floor)^^^	12/30/20	12/22/28	Second Lien	12,802,500	12,546,450
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,057,070	3,215,062
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	07/16/19	02/01/24	Senior	1,390,146	1,394,205
Radiology Partners, Inc. +, a	Cash 4.25% + L^^^^	09/11/18	07/09/25	Senior	1,903,933	1,875,774
Redstone Holdco 2 LP +, a	Cash 5.00% + L (1.00% Floor)^^	07/01/20	09/01/27	Senior	1,700,000	1,709,563
Refficiency Holdings LLC +, a, e	Cash 4.00% + L (0.75% Floor)^^	12/11/20	12/16/27	Senior	1,509,677	1,510,311
Refinitiv US Holdings Inc. +, a	Cash 3.25% + L^	11/19/18	10/01/25	Senior	2,940,000	2,939,397
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	490,000	478,975
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,670,250	1,659,460
S2P Acquisition Borrower, Inc +, a	Cash 4.00% + L^	10/07/19	08/14/26	Senior	987,500	987,500
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,900,687	2,859,053
SCIH Salt Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^^	03/03/20	03/16/27	Senior	995,000	998,109
Shearer's Foods, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,671	33,740
Shearer's Foods, LLC +, a	Cash 7.75% + L (1.00% Floor)^^	09/15/20	09/22/28	Second Lien	1,000,000	996,300
Shearer's Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	3,128,329	3,164,819
Shermco Intermediate Holdings, Inc.+, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	24,507,707	24,401,421
Smartdrive Systems, Inc. +, a, e	Cash 4.25% + L (0.50% Floor)^^	11/20/20	11/19/27	Senior	1,100,000	1,096,568
Sorenson Communications, LLC +, a	Cash 6.50% + L^^	05/06/19	04/29/24	Senior	659,377	661,576
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,361,500	1,354,693
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	2,242,353	2,221,757
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	3,428,618	3,274,330
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	08/21/18	07/30/26	Second Lien	2,120,000	2,004,036
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	03/03/20	03/17/27	Senior	1,293,500	1,272,481
Tank Holding Corp. +, a, e	Cash 5.00% + L (0.75% Floor)^^	12/18/20	03/26/26	Senior	1,000,000	1,001,880
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^	05/01/17	11/01/24	Second Lien	525,031	488,670
Telenet Financing USD LLC +, a	Cash 2.00% + L^^^	01/24/20	04/30/28	Senior	2,400,000	2,373,384
The Ultimate Software Group Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	06/18/20	05/04/26	Senior	997,500	1,004,243
TLP Finance Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	46,140,938	45,421,139
Tosca Services LLC +, a	Cash 4.25% + L(1.00% Floor)^^	08/21/20	08/18/27	Senior	1,000,000	1,007,085

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Unified Women's Healthcare, LLC +, a, e	Cash 4.25% + L (0.75% Floor)^^	12/17/20	12/20/27	Senior	$1,200,000	$1,197,000
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	3,654,505	3,679,645
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	3,625,699	3,516,928
Vertical Midco GmbH +, a	Cash 4.25% + L^^	09/09/20	07/30/27	Senior	3,992,035	4,026,606
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	3,603,333	3,588,199
VS Buyer, LLC +, a	Cash 3.25% + L^^	02/19/20	02/28/27	Senior	1,985,000	1,981,278
Weld North Education LLC +, a	Cash 3.00% + L (0.75% Floor)^^	12/15/20	12/21/27	Senior	1,300,000	1,299,467
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,503,000	3,396,294
Woof Holdings, Inc. +, a, e	Cash 7.25% + L (0.75% Floor)^^	12/21/20	12/21/28	Second Lien	7,200,000	7,249,536
WP CityMD Bidco LLC +, a	Cash 4.50% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,970,000	2,973,490
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	02/20/20	03/09/27	Senior	2,583,289	3,903,639
Total North America (8.75%)						592,476,233
Rest of World (0.59%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.50% + L^^^	10/05/18	07/10/25	Senior	$20,368,074	$22,781,121
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.00% + E#	10/05/18	09/29/25	Senior	2,401,128	2,447,816
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	12,553,388	14,370,745
Total Rest of World (0.59%)						$39,599,682
Western Europe (3.09%)
AI Convoy (Luxembourg) S.a.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	01/31/20	01/20/27	Senior	$1,885,750	$1,887,164
AI Ladder (Luxembourg) Subco S.à.r.l. +, a	Cash 4.50% + L^	08/07/18	07/09/25	Senior	2,279,461	2,265,215
AI PLEX AcquiCo GmbH +, a	Cash 5.00% + L^^^	08/23/19	07/31/26	Senior	4,944,925	4,813,044
Altice France S.A. +, a, e	Cash 4.00% + L^^	12/10/20	08/14/26	Senior	1,000,000	998,230
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,779,000	2,752,071
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	39,228,058
Atlas Packaging GmbH +, a	Cash 7.75% + E#	09/14/18	07/31/26	Second Lien	2,466,000	2,978,590
Auris Luxembourg III Sarl +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	983,734	952,992
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	1,677,395	1,677,395
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,942,029
Babar Bidco +, a	Cash 5.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,223,015
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^^^	08/31/18	06/23/25	Senior	5,199,152	5,397,477
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^^	06/21/18	06/18/26	Second Lien	26,191,610	28,855,451
Cidron Atrium SE +, a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	937,500	1,115,970
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	225,082
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,608,360	3,318,108
EG America LLC +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,376,459	1,384,436
EG Finco Limited +, a	Cash 4.00% + E^^	06/20/18	02/07/25	Senior	1,904,001	1,854,105
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^^	05/23/18	04/20/26	Second Lien	1,915,044	1,902,701
EG Finco Limited +, a	Cash 7.75% + E (1.00% Floor)##	06/21/18	04/20/26	Second Lien	1,291,188	1,575,035
Everest Bidco SAS +, a	Cash 7.50% + L (1.00% Floor)^^	07/10/18	07/04/26	Second Lien	1,505,000	2,056,507
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,898,670
Fugue Finance B.V. +, a	Cash 3.25% + E##	06/11/20	08/30/24	Senior	1,299,487	1,330,944
Genesis Specialist Care Finance UK Limited +, a	Cash 5.00% + L (1.00% Floor)^^^	03/05/20	05/14/27	Senior	2,183,500	2,183,500
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E##	06/28/19	11/28/24	Senior	1,124,304	1,069,176
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	3,377,397	3,376,198
IWH UK Midco Limited +, a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	5,597,893
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,174,654
Lary 4 AB +, a	Cash 3.00% + E#	08/09/16	07/20/23	Senior	10,137,883	11,060,118

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Matador Bidco S.a r.l. +, a	Cash 4.75% + L^^	11/12/19	10/15/26	Senior	$2,481,250	$2,482,280
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,593,649
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,567,498	1,554,370
Nouryon Finance B.V. +, a	Cash 3.25% + L^	11/14/18	10/01/25	Senior	2,297,162	2,275,982
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	24,225,327	28,194,248
PI UK Holdco II Limited +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	4,299,379	4,342,641
RivieraTopco SARL +, a	PIK 8.50%; E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,392,464	1,664,079
Rouge Beachhouse B.V. +, a	Cash 3.75% + E##	10/15/18	07/25/25	Senior	579,174	611,128
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	2,271,578	2,398,489
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	4,786,053	4,824,430
Sunshine Luxembourg VII Sarl +, a	Cash 4.25% + L (1.00% Floor)^^	10/22/19	10/01/26	Senior	1,485,000	1,494,682
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,761,530	2,708,384
TDC A/S +, a	Cash 3.00% + E#	10/22/18	06/04/25	Senior	1,506,866	1,598,349
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,454,047
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,759,500	1,762,430
Ziggo Financing Partnership +, a	Cash 2.50% + L^^	02/27/20	04/30/28	Senior	2,500,000	2,489,062
Total Western Europe (3.09%)						209,542,078
Total Direct Debt (13.55%)						$917,214,251
Total Direct Investments (70.29%)						$4,759,453,055

Secondary Investments *, d (8.43%)	Acquisition Date	Fair Value
Asia - Pacific (0.01%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$7,175
Carlyle Japan International Partners II, L.P. +, a	09/30/13	93,525
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	405,742
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	112,300
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,541
TRG Growth Partnership II, L.P. +, a	07/08/10	329,429
Total Asia - Pacific (0.01%)		954,712
North America (7.65%)
Apollo Investment Fund IX, L.P +, a	06/01/17	8,644,635
Apollo Investment Fund VII, L.P. +, a	07/01/10	143,192
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	47,200
Ares PE Extended Value Fund, L.P. +, a	11/14/19	27,782,263
Bain Capital Fund X, L.P. +, a, c	06/30/11	5,668,868
Bain Capital IX Co-Investment Fund, L.P. +, a, c	12/31/15	25,854
Bain Capital Partners IX, L.P. +, a	12/31/15	166,092
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	402
Bertram Growth Capital II-A, L.P. +, a	09/30/15	1,060,929
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,570,287
DST Opportunities Access Offshore LP +, a	09/30/20	12,683,491
Frazier Healthcare VI, L.P. +, a	06/30/12	216,448
FS Equity Partners V, L.P. +, a	08/07/12	1,410,601
Genstar Capital Partners V, L.P. +, a	09/30/15	105,424
Gridiron Energy Feeder I, L.P. +, a, c	05/15/17	34,530,355
Gryphon Partners 3.5, L.P. +, a	05/21/13	1,438,788
Gryphon Partners IV L.P. +, a	02/08/16	33,057,695
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	353,060
Harvest Partners V, L.P. +, a	09/30/11	3,078
Harvest Partners VII, L.P. +, a	12/14/15	11,132,981

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Secondary Investments *, d (continued)	Acquisition	Fair
North America (continued)	Date	Value
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	$127,852
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	1,643,169
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	15,294
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	44,546,039
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	15,401
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	10,768
Lee Equity Partners II, L.P. +, a	06/30/17	4,617,116
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	17,721,017
Lightyear Fund II, L.P. +, a	09/30/13	439,612
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	218,052
MidOcean Partners III, L.P. +, a	06/30/11	412,225
Monomoy Capital Partners II, L.P. +, a	09/30/15	1,111,870
New Enterprise Associates 17, L.P. +, a	09/30/20	3,024,731
Northgate Growth Fund, L.P. +, a	12/20/19	1,166,809
NVP VIII PG, L.P. +, a	05/31/19	32,848,948
Oak Investment Partners XII, L.P. +, a	06/28/12	344,458
Palladium Equity Partners III, L.P. +, a	08/02/10	1
Pamlico Capital GP II, LLC +, a	03/31/14	3,497
Pamlico Capital II, L.P. +, a	03/31/14	37,107
Providence Equity Partners IV, L.P. +, a	06/30/11	685
Providence Equity Partners V, L.P. +, a	06/30/11	20,026
Providence Equity Partners VI-A, L.P. +, a	06/30/13	6,630,240
Providence Equity Partners VII-A, L.P. +, a	06/30/13	1,569,625
Revelstoke Single Asset Fund I, L.P. +, a	11/20/19	50,761,260
Samson Partners, L.P. +, a	12/21/20	43,159,916
Silver Lake Partners II, L.P. +, a	06/30/14	1,045
Silver Lake Partners III, L.P. +, a	06/30/10	2,600,938
Silver Lake Partners V, L.P. +, a	03/31/17	55,361,773
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	93,387
SL SPV-1, L.P. +, a	12/01/17	17,330,943
SL SPV-2, L.P. +, a	05/01/19	7,253,176
Sun Capital Partners V, L.P. +, a	09/30/13	5,743,399
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	189,067
TA X, L.P. +, a	09/30/15	363
TA XI, L.P. +, a	09/30/15	4,203,438
TCV VI, L.P. +, a	09/30/13	60,809
TCV VII (A), L.P. +, a	09/30/13	5,021,054
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	157,894
TPG Partners V, L.P. +, a	07/11/11	46,151
TPG Partners VI, L.P. +, a	07/01/10	4,112,777
Tudor Ventures III, L.P. +, a	12/31/12	224,488
Vistria Fund III, LP +, a	06/19/19	3,087,776
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	1,441,352
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	59,656,714
Total North America (7.65%)		518,073,905
Western Europe (0.77%)
3i Eurofund Vb, L.P. +, a	09/30/09	111,916
3i Growth Capital B, L.P. +, a	10/01/14	65,993
Abingworth Bioventures III, L.P. +, a	09/30/15	2,930
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	232,443
Abingworth Bioventures V, L.P. +, a	06/30/12	28,213
Advent International GPE VI, L.P. +, a	09/30/10	395,852
Apax Europe VI - A, L.P. +, a	07/01/11	131,956
Apax Europe VII - B, L.P. +, a	04/30/11	2,839

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Secondary Investments *, d (continued)	Acquisition	Fair
Western Europe (continued)	Date	Value
Astorg V FCPR +, a	09/30/15	$1,836,685
Astorg VI, FCPI +, a, c	06/30/16	10,708,039
BC European Capital IX, L.P. +, a	09/30/14	7,745,603
Carlyle Europe Partners II, L.P. +, a	12/28/12	31,526
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,161,095
CCP IX L.P. No.2 +, a	09/30/14	902,047
CVC European Equity Partners V, L.P. +, a	12/28/12	582,676
EPIC I-b Fund SLP +, a, f	11/30/20	—
ESP Golden Bear Europe Fund +, a	12/31/16	11,116,482
Galileo III FCPR +, a	09/30/15	34,139
Graphite Capital Partners VII Top-Up +, a	09/30/15	75,919
Graphite Capital Partners VII, L.P. +, a	09/30/15	328,859
Indigo Capital V, L.P. +, a	09/30/15	48,868
Industri Kapital 2000, L.P. +, a	09/30/15	1
Italian Private Equity Fund IV, L.P. +, a	01/29/16	17,739
KKR European Fund III, L.P. +, a	11/01/10	430,357
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	5,385
Permira Europe II, L.P. +, a	11/29/13	20,186
Permira Europe III, L.P. +, a	09/30/13	32,701
Permira IV, L.P. +, a	09/30/13	3,983,029
Riverside Europe Fund IV, L.P. +, a, c	09/30/14	1,122,320
Terra Firma Capital Partners III, L.P. +, a	09/30/13	243,134
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a	11/20/20	10,378,169
Trilantic Europe VI SCSp +, a, f	12/10/20	—
Total Western Europe (0.77%)		51,777,102
Total Secondary Investments (8.43%)		$570,805,719
Primary Investments *, d (14.46%)
Asia - Pacific (1.79%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	3,851,413
BGH Capital Fund I +, a	03/01/18	5,003,948
CPEChina Fund III, L.P. +, a	03/28/18	38,667,589
Hony Capital Fund VIII, L.P. +, a	10/30/15	8,296,728
Hony Capital Partners V, L.P. +, a	12/15/11	5,687,001
J-STAR No.4-C, L.P. +, a	08/02/19	12,382,431
KKR Asian Fund IV SCSp +, a	05/29/20	1
Primavera Capital Fund III L.P. +, a	05/09/18	10,380,648
Southern Capital Fund IV L.P. +, a	01/26/18	1,976,094
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	7,836,023
TPG Asia VII (B), L.P. +, a	12/07/18	12,137,243
Trustbridge Partners VI, L.P. +, a	04/12/18	14,874,848
Total Asia - Pacific (1.79%)		121,093,967
North America (8.28%)
Advent Global Technology, L.P. +, a	06/25/19	1,067,501
AEA Investors Fund VII L.P. +, a	02/08/19	620,390
American Industrial Partners Capital Fund VII, L.P. +, a, c	03/29/19	841,929
Apollo Investment Fund VIII, L.P. +, a	06/28/13	7,659,641
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	5,729,287
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	7,386,920
Ares Corporate Opportunities Fund VI, L.P. +, a, f	06/02/20	—
Avista Capital Partners II, L.P. +, a	03/15/10	87,641
Avista Capital Partners III, L.P. +, a	10/03/11	11,801
Bain Capital Fund XII, L.P. +, a	06/30/17	12,731,496

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, d (continued)	Acquisition	Fair
North America (continued)	Date	Value
Bain Capital Fund XIII, L.P. +, a, f	08/07/20	$—
Berkshire Fund IX, L.P. +, a	03/18/16	10,357,994
Caltius Partners V-A, L.P. +, a	12/02/14	5,001,342
Carlyle Partners VII, L.P. +, a	11/29/17	22,697,446
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	8,803,124
Clayton, Dubilier & Rice Fund XI, L.P. +, a, f	05/15/20	—
Clearlake Capital Partners V, L.P. +, a	12/15/17	36,060,830
Clearlake Capital Partners VI, L.P. +, a	12/15/19	4,217,905
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	1,360,715
Genstar Capital Partners IX, L.P. +, a	02/21/19	7,817,887
Genstar Capital Partners VI, L.P. +, a	09/01/12	4,040,250
Genstar Capital Partners VII, L.P. +, a	06/26/15	10,805,806
Genstar Capital Partners VIII, L.P. +, a	03/23/17	29,842,503
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	9,418,214
Green Equity Investors Side VIII, L.P. +, a	10/18/19	3,918,773
Gryphon Heritage Partners, L.P. +, a, f	12/17/20	—
Gryphon Partners V, L.P. +, a	02/23/18	7,562,064
Gryphon Partners VI, L.P. +, a, f	12/17/20	—
Harvest Partners VIII, L.P. +, a	12/19/18	12,445,801
Insight Venture Partners X, L.P. +, a	07/06/18	11,299,398
Insight Venture Partners XI, L.P. +, a	12/17/19	2,682,814
KKR Americas Fund XII L.P. +, a	01/31/18	20,401,594
KKR North America Fund XI, L.P. +, a	02/01/12	9,033,059
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	1,900,125
Kohlberg TE Investors IX, L.P. +, a	12/20/19	2,032,608
Kohlberg TE Investors VII, L.P. +, a	09/15/11	4,085,844
Kohlberg TE Investors VIII, L.P. +, a	08/04/16	21,338,601
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, f	05/31/19	—
Leeds Equity Partners VI, L.P. +, a	11/25/16	16,034,363
Lerer Hippeau Select Fund III, LP +, a	12/20/19	2,260,616
Lerer Hippeau VII, LP +, a	12/20/19	366,759
Madison Dearborn Capital Partners VIII, L.P. +, a	03/20/20	1,312,385
Nautic Partners IX-A, L.P. +, a	03/12/19	2,407,848
Nautic Partners VII-A, L.P. +, a	06/27/14	2,357,244
New Enterprise Associates 14, L.P. +, a	05/04/12	5,933,373
New Enterprise Associates 17, L.P. +, a	06/06/19	4,096,963
New Mountain Capital V, L.P. +, a	06/29/17	27,044,086
New Mountain Partners VI, L.P. +, a, f	10/16/20	—
NexPhase Capital Fund III-A, LP +, a	09/01/16	24,903,798
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	14,619,906
Oak Hill Capital Partners V, L.P. +, a	12/21/18	7,686,613
Pamlico Capital V, L.P. +, a, f	02/03/20	—
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	9,074,093
Silver Lake Partners IV, L.P. +, a	07/30/12	16,842,794
Silver Lake Partners VI, L.P. +, a	06/04/20	1
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	4,993,355
TA XIII-B, L.P. +, a	05/02/19	8,666,485
TCV X, L.P. +, a	08/31/18	8,848,307
TCV XI (A), L.P. +, a, f	10/02/20	—
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	9,591,379
Thompson Street Capital Partners V, L.P. +, a	05/04/18	6,149,087
TPG Partners VII, L.P. +, a	03/01/16	13,259,498
TPG Partners VIII, L.P. +, a	01/31/19	1,043,597
Trident VII, L.P. +, a	09/22/16	28,182,409
Trident VIII, L.P. +, a	04/05/19	6,579,901

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, d (continued)	Acquisition	Fair
North America (continued)	Date	Value
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	$9,965,534
Vistria Fund II, L.P. +, a	12/19/17	9,340,696
Vistria Fund III, LP +, a	06/19/19	3,087,776
Warburg Pincus Global Growth, L.P. +, a	11/20/18	4,571,420
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	15,186,097
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	5,459,892
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	7,310,624
Total North America (8.28%)		560,438,202
Rest of World (0.52%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	8,319,191
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,967,577
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,127,164
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	19,887,805
Total Rest of World (0.52%)		35,301,737
Western Europe (3.87%)
Advent International GPE IX-C, L.P. +, a	05/31/19	9,985,203
Advent International GPE VII-B, L.P. +, a	07/01/12	8,313,345
Advent International GPE VIII-C, L.P +, a	03/22/16	14,732,391
Apax X USD L.P. +, a	07/16/19	328,963
Axcel VI K/S +, a	02/21/20	1,413,659
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	6,405,095
BC Partners XI, L.P. +, a, f	12/18/20	—
CapVest Equity Partners III B, L.P. +, a	08/30/13	11,007,396
Capvis Equity V L.P. +, a	01/17/18	14,607,456
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,463,603
Carlyle Europe Partners V, L.P. +, a	04/23/18	1,992,222
CVC Capital Partners VI (A) L.P. +, a	07/05/13	9,119,447
CVC Capital Partners VIII, L.P. +, a, f	06/19/20	—
DPE Deutschland IV +, a	08/24/20	1
EQT IX, L.P. (USD) +, a, f	05/15/20	—
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	24,231,752
EQT VI (No.1), L.P. +, a	07/01/11	1,459,374
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	2,150,403
Graphite Capital Partners IX L.P. +, a	04/11/18	3,567,806
Hg Saturn I L.P. +, a, c	06/28/18	22,163,923
HgCapital 8 L.P. +, a, c	12/19/16	16,562,129
HgCapital Mercury 2 +, a	02/15/17	14,995,615
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	20,692,643
KKR European Fund V (EUR) SCSp +, a	11/05/18	14,178,945
Livingbridge 7 LP +, a, f	09/04/20	—
Nordic Capital IX, L.P. +, a	07/18/17	29,081,941
Nordic Capital X, L.P. +, a, f	09/30/20	—
PAI Europe VI-1, L.P. +, a	03/12/15	9,633,049
Permira VII L.P. +, a	06/21/19	10,697,805
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	10,339,032
The Seventh Cinven Fund, L.P. +, a, c	04/16/19	3,190,271
Total Western Europe (3.87%)		262,313,469
Total Primary Investments (14.46%)		$979,147,375

Total Private Equity Investments (Cost $4,592,800,911)(93.18%)		$6,309,406,149

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

Total Investments (Cost $4,718,027,875)(95.52%)	$6,467,544,140

Other Assets in Excess of Liabilities (4.48%)	303,580,403

Net Assets (100.00%)	$6,771,124,543

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of December 31, 2020 was 0.14%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of December 31, 2020 was 0.24%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of December 31, 2020 was 0.26%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of December 31, 2020 was 0.34%.

#	As of December 31, 2020, 1 month EURIBOR was -0.55%.

##	As of December 31, 2020, 3 month EURIBOR was -0.55%.

###	As of December 31, 2020, 6 month EURIBOR was -0.53%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of December 31, 2020, 1 month Bank Bill Swap Rate was 0.01%.

†††	As of December 31, 2020, 6 month Bank Bill Swap Rate was 0.02%

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2020 was $6,309,406,149, or 92.33% of net assets. As of December 31, 2020, the aggregate cost of each investment restricted to resale was $22,178,085, $10,621,500, $102,112, $27,897,888, $30,790,571, $38,102,078, $2,204,592, $14,353,176, $1,616,313, $404,078, $3,600,295, $2,630,127, $20,000,000, $76,440,000, $1,823,114, $11,478,466, $11,393,287, $10,085, $1,226,349, $11,587,190, $36,322,746, $35,274,427, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $122,578,028, $27,234,802, $3,120,000, $8,571,126, $100,002,943, $11,905,932, $38,637,768, $100,087,057, $56,985,983, $35,134,908, $3,461,775, $61,360,835, $87,093, $250,000, $219,375, $1,111,078, $9,683,863, $252,000, $2,628,131, $78,329,340, $317,827, $172,633, $37,921,967, $5,000,000, $2,899,729, $473,334, $23,178,823, $15,296,399, $78,652,850, $45,225,381, $32,102,865, $7,729,253, $6,996,130, $1,152,500, $52,454,049, $46,779,748, $2,817,098, $28,417,946, $54,969,200, $14,872,000, $81,002,756, $4,632,829, $9,757,979, $28,496,694, $1,441,200, $6,939,071, $17,510,132, $69,246,328, $9,516,085, $2,715,999, $3,792,769, $27,377,030, $89,101,353, $114,301, $83,976,881, $21,901,395, $27,818,080, $14,672,982, $58,614,764, $88,276,348, $10,685,164, $963,071, $18,777,316, $1,045,423, $3,833,799, $819,248, $288,509, $9,986,562, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $4,520,077, $7,793, $12,992,596, $1,063,586, $6,274,935, $23,873,383, $18,798,388, $21,761,270, $36,261,531, $2,418,089, $12,156,155, $34,731,898, $6,884,752, $12,811,376, $8,272,024, $35,280,084, $1,279,057, $4,778,508, $1,467,338, $1,089,303, $17,063,327, $1,414,157, $1,180,761, $1,270,804, $997,468, $1,701,054, $68,055,903, $2,418,110, $3,939,216, $1,362,076, $990,143, $2,457,499, $20,335,000, $983,948, $1,460,989, $1,969,418, $5,811,585, $992,039, $1,623,514, $8,195,934, $3,113,986, $10,195,722, $978,250, $1,458,669, $1,109,610, $1,025,243, $153,587, $218,442, $320,460, $1,980,410, $979,761, $470,417, $1,617,354, $1,667,816, $2,855,552, $29,626,353, $1,224,007, $2,924,153, $1,485,583, $985,919, $1,330,465, $1,998,626, $2,089,674, $1,744,735, $2,092,518, $983,381, $28,307,194, $1,204,756, $907,784, $995,000, $38,213,727, $3,880,669, $22,229,329, $2,932,089, $975,786, $438,608, $1,945,404, $1,681,781, $1,195,193, $974,162, $971,402, $995,000, $3,056,296, $4,275,620, $2,918,380, $1,367,649, $945,268, $1,266,094, $955,320, $993,855, $1,268,334, $1,431,403, $1,341,750, $3,131,580, $2,927,997, $17,052,505, $1,393,009, $974,009, $980,290, $440,150, $3,018,479, $1,284,490, $1,376,320, $1,259,528, $989,985, $5,221,079, $1,075,999, $987,787, $535,578, $995,099, $1,385,307, $2,251,263, $1,288,701, $959,913, $1,472,106, $2,256,527, $1,331,325, $1,191,159, $1,154,352, $1,871,269, $2,391,345, $3,695,220, $577,480, $1,671,924, $9,426,165, $1,145,787, $1,962,259, $4,704,204, $336,958, $1,465,250, $990,003, $393,246, $1,431,763, $995,019, $985,126, $1,140,187, $1,768,608, $14,638,638, $12,546,575, $3,058,216, $1,375,533, $1,892,580, $1,667,661, $1,494,581, $2,891,158, $489,120, $1,664,066, $983,335, $2,904,423, $985,914, $33,427, $980,325, $3,155,650, $26,133,606, $1,089,000, $640,818, $1,359,160, $1,278,241, $3,418,018, $2,103,597, $1,281,708, $985,000, $517,130, $2,394,407, $983,504, $45,503,027, $985,569, $1,188,000, $3,667,376, $3,600,145, $3,915,982, $3,549,470, $1,985,000, $1,293,500, $3,507,273, $7,056,000, $2,945,078, $3,910,523, $21,934,614, $2,294,892, $13,513,920, $1,877,283, $2,231,515, $4,499,913, $1,000,000, $2,755,079, $35,752,983, $2,799,212, $975,499, $1,677,395, $5,099,008, $1,159,934, $5,181,014, $28,517,889, $1,118,463, $229,810, $3,426,090, $1,421,788, $1,788,605, $1,931,552, $1,487,601, $1,952,993, $5,931,239, $1,245,870, $2,152,445, $1,006,686, $3,371,719, $5,897,565, $1,141,027, $10,137,883, $2,459,888, $1,503,432, $1,565,151, $2,288,873, $24,557,991, $4,333,813, $1,614,064, $579,174, $2,330,990, $4,620,499, $1,478,668, $2,763,761, $1,498,627, $5,490,797, $1,747,169, $2,500,000, $10,380, $131,175, $1,460,696, $146,326, $53,395, $533,034, $8,806,104, $327,975, $17,598, $29,402,581, $451,287, $85,578, $320,338, $598, $1, $2, $9,887,395, $1, $1,158,141, $1, $25,218,481, $1, $15,900,890, $16,708, $1, $9,145,379, $2, $1, $162,146, $35,650,549, $1, $1, $3,835,387, $6,573,431, $4,361,621, $3, $1, $673,545, $2,553,908, $1,181,500, $29,623,324, $1,128,770, $1, $1, $1, $8, $428,308, $7,587,369, $1, $40,914,888, $43,159,916, $1, $4, $39,919,335, $1, $12,330,690, $4,669,099, $19,964,332, $1, $88,657, $9,251, $16,235, $1, $971,240, $1,104,283, $2,741,434, $803,341, $3,305,510, $1, $22,548,027, $3, $1, $1, $922,532, $1, $2, $182,963, $332,524, $855,591, $6,911,834, $854,298, $107,727, $3,017,884, $3,383,281, $1, $0, $1, $1, $57,806, $310,333, $134,204, $1, $1, $851, $229, $51,027, $101,953, $390,786, $2,326,146, $699,374, $1, $7,755,497, $0, $2,279,646, $5,122,324, $22,170,931, $8,792,949, $6,619,165, $12,747,081, $0, $7,594,899, $2,446,085, $5,123,315, $11,393,915, $9,959,998, $1,099,149, $669,282, $900,677, $4,154,938, $1, $8,283,948, $0, $219,478, $1,417,651, $11,991,681, $0, $8,165,577, $3,473,434, $23,198,131, $2,491,691, $0, $18,274,054, $3,964,223, $488,812, $6,432,844, $1, $3,316,977, $16,134,021, $7,260,116, $3,948,593, $0, $6,968,431, $0, $11,657,159, $6,852,398, $2,409,519, $15,558,047, $184,962, $1,980,000, $2,101,780, $39,978, $19,933,862, $0, $13,452,820, $2,250,000, $450,000, $1,200,310, $2,287,749, $1, $147,044, $3,675,000, $20,548,921, $0, $15,690,328, $6,704,109, $9,015,709, $0, $4,699,382, $3,383,032, $0, $12,371, $8,250,000, $6,343,000, $0, $4,714,689, $6,026,431, $6,809,279, $1,385,163, $21,447,784, $6,492,038, $9,714,672, $7,515,757, $3,305,510, $4,520,000, $1,996,646, $5,346,116, $2,284,549, $6,521,153, $2,835,787, $4,351,430, $21,453,723, $8,268,751, $1, $9,569,999, $240,001, $1,366,346, $3,434,718, $0, $1, $15,064,755, $1,158,061, $2,371,472, $4,276,305, $0, $0, $0, $15,275,106, $1, $2,836,657, $3,977,451, $13,320,770, $12,086,025, $7,062,875, $4,168,872, $12,586,057, $0, $19,817,680, $0, $4,109,096, $9,494,621, $5,448,941 and $3,191,536, respectively, totaling $4,592,800,911.

b	Represents an affiliated issuer.

c	Non-income producing.

d	Investment does not issue shares.

e	Security or a portion thereof is unsettled at December 31, 2020.

f	Investment has been committed to but has not been funded by the Fund.

Legend:

£	- British Pound

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2020 (Unaudited) (continued)

€	- Euro

A$	- Australian Dollar

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

L	- LIBOR

PIK	- Payment-in-kind

A summary of outstanding financial instruments at December 31, 2020 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
March 17, 2021	Barclays	$17,358,166		£13,000,000	$17,767,841	$(409,675)
March 17, 2021	Barclays	$82,148,877		€67,500,000	$82,700,634	$(551,757)
March 17, 2021	Barclays	$97,409,976		€80,000,000	$98,015,566	$(605,590)
March 17, 2021	Barclays	$97,358,392		€80,000,000	$98,015,566	$(657,174)
March 17, 2021	Bank of America	$97,357,280		€80,000,000	$98,015,566	$(658,286)
March 17, 2021	Bank of America	$97,354,880		€80,000,000	$98,015,566	$(660,686)
March 17, 2021	Barclays	$80,476,950		£60,000,000	$82,005,418	$(1,528,468)
March 17, 2021	Barclays	$80,169,180		£60,000,000	$82,005,417	$(1,836,237)
March 17, 2021	Barclays	$80,168,580		£60,000,000	$82,005,417	$(1,836,837)
March 17, 2021	Barclays	$80,164,980		£60,000,000	$82,005,417	$(1,840,437)
February 24, 2021	Barclays	$70,487,067		€59,266,667	$72,584,439	$(2,097,372)
February 24, 2021	Barclays	$70,468,043		€59,266,667	$72,584,439	$(2,116,396)
February 24, 2021	Barclays	$70,363,307		€59,266,667	$72,584,439	$(2,221,132)
January 05, 2021	Barclays	$1,810,350	A$	2,400,000	$1,851,835	$(41,485)
January 05, 2021	Bank of America	$6,441,736		€5,300,000	$6,484,019	$(42,283)
January 05, 2021	Barclays	$4,935,235		£3,700,000	$5,055,863	$(120,628)
						$(17,224,443)

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2020.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the "Adviser") estimates the fair value of the Fund's Private Equity Investments in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and the Fund's valuation procedures (the "Valuation Procedures"), which have been approved by the Board of Managers of the Fund (the "Board"). As authorized by the Valuation Procedures, the Adviser values the Fund's Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund's Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and one or more of its affiliates acts as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized in the three tiers of hierarchy listed below:

•	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$158,137,991	$—	$—	$158,137,991
Direct Investments:
Direct Equity	74,488,011	350,262,988	3,417,487,805	3,842,238,804
Direct Debt	—	—	917,214,251	917,214,251
Total Direct Investments	$74,488,011	$350,262,988	$4,334,702,056	$4,759,453,055
Secondary Investments	—	—	570,805,719	570,805,719
Primary Investments	—	—	979,147,375	979,147,375
Total Investments	$232,626,002	$350,262,988	$5,884,655,150	$6,467,544,140
Other Financial Instruments
Liabilities
Foreign Currency Exchange Contracts	$(17,020,047)	$—	$—	$(17,020,047)
Total Liabilities	$(17,020,047)	$—	$—	$(17,020,047)
Total Investments Net of Foreign Currency Exchange Contracts	$215,605,955	$350,262,988	$5,884,655,150	$6,450,524,093

The following is a reconciliation of the amount of the account balances on April 1, 2020 and December 31, 2020 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2020	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of December 31, 2020
Direct Investments:
Direct Equity Investments	$2,527,297,097	$118,015,010	$778,592,011	$399,594,989	$(375,253,195)	$—	$(30,758,107)	$3,417,487,805
Direct Debt Investments	746,578,424	(26,755,846)	158,130,440	176,631,107	(138,499,804)	1,129,930	—	917,214,251
Total Direct Investments*	$3,273,875,521	$91,259,164	$936,722,451	$576,226,096	$(513,752,999)	$1,129,930	$(30,758,107)	$4,334,702,056
Secondary Investments*	404,072,576	(42,726)	109,314,016	107,591,870	(50,130,017)	—	—	570,805,719
Primary Investments*	574,782,992	336,712	251,175,282	235,695,823	(82,843,434)	—	—	979,147,375
Total	$4,252,731,089	$91,553,150	$1,297,211,749	$919,513,789	$(646,726,450)	$1,129,930	$(30,758,107)	$5,884,655,150

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, “Secondary Investments” are generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the nine months ended December 31, 2020, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the nine months ended December 31, 2020 relating to investments in Level 3 assets still held at December 31, 2020 is $1,356,754,940.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2020:

Type of Security	Fair Value at December 31, 2020 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$17,676	Exit price	Recent transaction price	n/a
	3,015,448	Market comparable companies	Enterprise value to EBITDA multiple	5.70x – 24.00x (14.88x)
	69,303	Discounted cash flow	Discount factor	8.00% – 11.40% (9.80%)
	276,250	Recent financing/transaction	Recent transaction price	n/a
	38,995	Reported fair value	Reported fair value	n/a
	2,186	Replacement cost	Recent transaction price	n/a
Direct Debt	$443,984	Broker quotes	Indicative quotes for an inactive market	n/a
	458,024	Discounted cash flow	Discount factor	2.85% – 17.58% (9.10%)
	3,620	Market comparable companies	Enterprise value to EBITDA multiple	4.70x – 9.06x (4.70x)
	663	Market comparable companies	Enterprise value to sales multiple	2.74x – 2.74x (2.74x)
	40	Exit price	Recent transaction price	n/a
	12,549	Recent financing/transaction	Recent transaction price	n/a
Primary and Secondary Investments	$1,522,971	Adjusted reported net asset value	Reported net asset value	n/a
	26,984	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value through the use of earnings and multiples analysis or a discounted cash flows analysis that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the nine months ended December 31, 2020, the Fund entered into 70 long/short forward foreign currency exchange contracts. The Fund had $(67,099,194) in net realized losses and $(24,032,631) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2020 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of December 31, 2020:

	Shares/ Principal as of December 31, 2020	Fair Value as of March 31, 2020	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2020	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	4,932,728	$82,170,894	$1,620,200	$(1,620,200)	$(203,000)	$21,962,643	$103,930,537	$13,667,119
Astorg Co-Invest SGG, FCPI(3)	-	25,870,794	4,585,929	-	-	51,111,395	81,568,118	-
Camelia Investment 1 Limited	6,768,704,353	130,581,199	-	-	-	40,345,243	170,926,442	-
Confluent Health, LLC	27,260	23,208,670	34,390	-	-	14,542,041	37,785,101	-
ECP Holding Company, LLC(3)(4)	-	26,040,248	-	(44,652,079)	35,952,079	(17,340,248)	-	-
ECP Parent, LLC	100,000,000	95,513,500	2,943	-	-	12,510,436	108,026,879	-
EnfraGen, LLC	37,786	38,787,941	16,910	(23,750)	-	13,041,226	51,822,327	69,410
EQT Jaguar Co-Investment SCSp(3)	-	47,448,633	4,674,388	-	-	27,796,574	79,919,595	-
GlobalLogic Worldwide Holdings, Inc.(5)	701,927	163,020,474	-	(20,656,474)	-	63,219,342	205,583,342	4,183,590
Huntress Co-Investment L.P.(3)	-	49,613,325	-	-	-	(6,967,384)	42,645,941	-
Luxembourg Investment Company 285 S.à r.l.(6)	14,865,773	36,630,514	4,607	-	-	27,343,237	63,978,358	-
Luxembourg Investment Company 293 S.à r.l.	9,789,622	30,686,603	8,681,180	(22,269,629)	(402,810)	19,953,072	36,648,416	104,240
Luxembourg Investment Company 314 S.à r.l.(6)	192,000	1	-	-	-	-	1	-
May Co-Investment S.C.A.	1,059,375	-	12,992,596	-	-	449,904	13,442,500	-
MHS Acquisition Holdings, LLC	34,242	450,577	-	-	-	134,842	585,419	-
MHS Blocker Purchaser L.P.(3)	-	30,494,901	-	-	-	14,769,252	45,264,153	-
Murra Warra Asset Hold Trust	13,186,543	14,009,086	-	-	-	12,114,448	26,123,534	-
Murra Warra Project Hold Trust	429,366	3,502,274	-	-	-	3,028,606	6,530,880	-
Murra Warra II Asset Hold Trust	5,402,025	-	1,616,313	-	-	132,582	1,748,895	-
Murra Warra II Project Hold Trust	10	-	404,078	-	-	33,146	437,224	-
OHCP IV SF COI, L.P.(3)	-	16,819,852	-	-	-	11,759,707	28,579,559	-
Onecall Holdings, L.P.(3)	-	71,681,769	-	-	-	57,435,142	129,116,911	-
PG BRPC Investment, LLC	32,079	31,440,647	-	-	-	16,730,151	48,170,798	-
PG Lion Management Warehouse S.C.S(3)(6)	-	944,704	-	-	-	909,580	1,854,284	-
Polyusus Lux XVI S.a.r.l.	289,102,341	24,494,283	-	-	-	(2,707,252)	21,787,031	-
Quadriga Capital IV Investment Holding II L.P.(3)	-	30,420,817	-	-	-	16,805,237	47,226,054	5,464,084
Root JVCo S.à r.l.	8,243,200	-	60,440,890	-	-	2,312,558	62,753,448	-
Safe Fleet Holdings LLC(7)	2,900,687	2,497,087	1,007	(27,313)	65	388,207	2,859,053	102,795
SnackTime PG Holdings, Inc.	12	53,794,557	-	-	-	32,249,288	86,043,845	-
Surfaces SLP (SCSp)(3)	-	-	34,731,898	-	-	1,538,025	36,269,923	-
Total Non-Controlled Affiliates		$1,030,123,350	$129,807,329	$(89,249,445)	$35,346,334	$435,601,000	$1,541,628,568	$23,591,238

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
(4)	Investment was exited during the period ended December 31, 2020.
(5)	The financial statements for the period ended March 31, 2020 incorrectly reflected this investment as an unaffiliated investment rather than as an affiliated investment. Fund management has evaluated the impact of this misstatement on the previously issued financial statements as of and for the year ended March 31, 2020 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present affiliated investments, the above table has been revised to appropriately reflect the investment as an affiliated investment as of March 31, 2020.
(6)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.
(7)	This investment is associated with OHCP IV SF COI, L.P.

COVID-19

Since the beginning of 2020, global financial markets have monitored and reacted to the impact and spread of COVID-19 (coronavirus) and the multidimensional response its spread has elicited, including efforts to contain its spread that have impacted and will continue to impact the global economy and the operations, financial condition, liquidity and cash flows of the Fund and its underlying portfolio companies and industries for an indefinite period of time. To the extent that the pandemic has affected the portfolio companies’ estimated performance and valuation multiples to date, these effects are reflected in this filing. The ongoing effects of the pandemic on the accounting and business performance of the portfolio companies and the industries, countries or market sectors in which they operate continue to develop, and the duration and full impact of the pandemic remain unknown. Some of these companies and industries may be harmed financially from the pandemic, while others may benefit financially.

The Fund is unable to predict the full impact that COVID-19 will have on the Fund’s operations, financial condition, liquidity, and cash flows over the next several months. Management is monitoring developments relating to coronavirus and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices. These and other factors will be updated from time to time in periodic filings with the SEC.

Additional Information

On December 31, 2020, the Fund acquired all of the net assets of Partners Group Private Income Opportunities, LLC (the "Acquired Fund"), a closed-end management investment company, in a tax-free reorganization in exchange for shares in the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on December 14, 2020. The Acquired Fund's Net Assets Received was $64,582,822. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.